Note 9 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 71,000,000
Operating Loss Carry Forwards Expiration Dates Description	2027 through 2033
Portion Of Deductions For Excess Stock Based Compensation In Operating Loss Carryforwards	2,600,000
Unrecognized Tax Benefits	0
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 0
Goodwill Acquired Amortization Period	15 years